Net income per ordinary share - Reconciliation of Adjusted Net Income per Ordinary Share and Net Income per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Net income attributable to the group	$ 94,825	$ 84,527	$ 274,979	$ 234,493
Noncontrolling interest adjustment to redemption amount	(1,243)	0	(1,243)	0
Net income attributable to the Group (including NCI redemption adjustment)	$ 93,582	$ 84,527	$ 273,736	$ 234,493
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic (GAAP) (USD per share)	$ 1.73	$ 1.55	$ 5.08	$ 4.33
Diluted (GAAP) (USD per share)	1.72	1.54	5.03	4.27
Adjusted net income per Ordinary Share attributable to the Group (excluding NCI redemption adjustment):
Adjusted basic (non-GAAP) (USD per share)	1.76	1.55	5.10	4.33
Adjusted diluted (non-GAAP) (USD per share)	$ 1.74	$ 1.54	$ 5.06	$ 4.27